Inventories - Schedule of Change in Write-downs of Inventories by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Inventory [Line Items]
Change in the write-down of inventories	$ 5,779	[1]	$ 3,414	[1]	$ 32,637	[1]
Steel Segment [Member]
Inventory [Line Items]
Change in the write-down of inventories	(2,726)		(3,556)		14,309
Mining Segment [Member]
Inventory [Line Items]
Change in the write-down of inventories	7,924		6,017		18,399
Energy Segment [Member]
Inventory [Line Items]
Change in the write-down of inventories	$ 581		$ 953		$ (71)

[1]	See Note 7